Significant Related Party Transactions - Significant Transactions between Company and Other Related Parties (Detail) shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 TWD ($) shares	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($) shares	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of transactions between related parties [Line Items]
Accounts receivable-related parties, net	$ 3,072		$ 136,910		$ 93,798	$ 91,065
Acquisition of intangible assets	$ 43,318	$ 1,283,938	1,554,251	$ 1,088,313
Associates [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenues		1,357,720	1,961,451	1,132,831
Acquisition of intangible assets		322,808	254,611	$ 129,327
Disposal of available-for-sale financial assets, noncurrent, Trading Volume | shares				336
Disposal of available-for-sale financial assets, noncurrent, Disposal amount				$ 5,400
Disposal of available-for-sale financial assets, noncurrent, Disposal gain (loss)				2,346
Associates [Member] | Cost [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable-related parties, net			138,869			84,839
Joint ventures [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenues		12,465	13,122	14,224
Joint ventures [Member] | Cost [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable-related parties, net			1,012			1,051
Other [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenues		$ 30,417	2,305	7,228
Disposal of available-for-sale financial assets, noncurrent, Trading Volume | shares	6,489	6,489
Disposal of available-for-sale financial assets, noncurrent, Disposal amount		$ 50,745
Disposal of available-for-sale financial assets, noncurrent, Disposal gain (loss)		(13,753)
Mask expenditure		994,710	0	0
Other payables of mask expenditure		580,789	0	0
Other [Member] | Cost [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable-related parties, net			86			7,908
All other related parties [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenues		$ 1,400,602	1,976,878	$ 1,154,283
Accounts receivable-related parties, net			136,910			91,065
All other related parties [Member] | Cost [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable-related parties, net			139,967			93,798
All other related parties [Member] | Allowance for sales returns and discounts [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable-related parties, net			$ (3,057)			$ (2,733)